Derivative liability	12 Months Ended
Oct. 31, 2025
Financial Instruments [Abstract]
Derivative liability
16. Derivative liability

Current derivative liability - detachable warrants

As at	October 31, 2025	October 31, 2024
	$	$
Opening balance	—	—
Initial recognition	7,299	—
Fair value change	2,652	—
Fair value, end of the year	9,951	—
The detachable warrants were issued concurrently with the advance of the convertible debt and are exercisable into common shares at a fixed exercise price, subject to standard anti-dilution adjustments. The detachable warrants are freestanding financial instruments and do not meet the criteria for equity classification under IAS 32 – Financial Instruments: Presentation. Accordingly, the detachable warrants are accounted for as a derivative liability. Transaction costs of $212 allocated to the warrants were expensed on initial recognition of the derivative liability. In connection with the convertible debt, the Lender received 3,836,317 detachable warrants with a fixed exercise price of $3.91 per share. Warrants are exercisable for cash or, at the Company’s option, on a cashless basis.
The Black-Scholes model were used in determining the fair value of the warrants of $2.59 as at October 31, 2025 ($1.90 - July 16, 2025) . The primary inputs include expected share price volatility of 68% at October 31, 2025 (72% - July 16, 2025) , Risk-free rate of return of 2.63% at October 31, 2025 (3.1% - July 16, 2025), Expected life of warrants of 4.71 years at October 31, 2025 (5 years - July 16, 2025), exercise price of $4.38 ( $3.30 - July 16, 2025).
Non-current derivative liability - put option liability

As at	October 31, 2025	October 31, 2024
	$	$
Initial recognition	35,797	—
Fair value change	20,907	—
Foreign exchange	250	—
Total	56,954	—
The Company issued a put option to the 49% non-controlling interest shareholders in Remexian, exercisable at any time after September 2, 2027 for a term of 5 years. The put option allows the non-controlling interest shareholders to sell all the remaining shares at an exercise price of 3.64065 times the trailing annual EBITDA.

The Company used a Monte Carlo simulation model to determine the put option's fair value. At both acquisition date and at October 31, 2025, the significant level 3 estimates in the valuation were management's multi-year EBITDA forecast, an internal rate of return of 15%, and an annualized EBITDA volatility of 82%.
On initial recognition, the put option liability of $35,797 was recorded as derivative liability - equity in the consolidated statement of changes in equity. As at October 31, 2025, the put liability was remeasured as $56,954 and the change in fair value of $20,907 was recorded in the consolidated statement of loss and comprehensive loss.